Financial liabilities designated at fair value - Disclosure of financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Repurchase agreements and other similar secured borrowing	£ 29,397	£ 28,554
Subordinated debt	41,875	35,903	£ 38,253
Financial liabilities designated at fair value	279,777	298,573
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	92,479	81,651
Deposits	48,201	44,912
Repurchase agreements and other similar secured borrowing	156,600	187,786
Subordinated debt	957	942
Financial liabilities designated at fair value	298,237	315,291
At fair value
Disclosure of financial liabilities [line items]
Debt securities	76,833	67,486
Deposits	46,383	43,602
Repurchase agreements and other similar secured borrowing	156,024	186,906
Subordinated debt	537	579
Financial liabilities designated at fair value	£ 279,777	£ 298,573